Property, plant and equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of right-of-use assets	$ 2,087,167	$ 1,542,566	$ 583,835
Interest expenses on lease liabilities (note 8(a))	244,085	205,915	49,400
Expense relating to short-term leases or leases of low-value assets	831,631	1,019,937	429,691
Additions to right-of-use assets	833,538	5,370,122	949,810
Properties
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of right-of-use assets	2,039,815	1,535,333	575,787
Office and lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of right-of-use assets	$ 47,352	$ 7,233	$ 8,048
Lease term	5 years
Minimum | Properties
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	2 years
Maximum | Properties
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	10 years